Fair Value Measurements (Details) - Schedule of market activity for the asset or liability - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Total	$ 110,881,364	$ 201,278,924	$ 201,250,535
Liabilities:
Warrant Liability	2,180,665	5,088,750	$ 11,010,963
Investment in United States Treasury money market mutual funds [Member]
Assets:
Total	110,881,364	201,278,924
Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Warrant Liability	2,113,125	4,930,625
Quoted Prices in Active Markets (Level 1) [Member] | Investment in United States Treasury money market mutual funds [Member]
Assets:
Total	110,881,364	201,278,924
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Warrant Liability	67,540	158,125
Significant Other Observable Inputs (Level 2) [Member] | Investment in United States Treasury money market mutual funds [Member]
Assets:
Total
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Warrant Liability
Significant Other Unobservable Inputs (Level 3) [Member] | Investment in United States Treasury money market mutual funds [Member]
Assets:
Total